Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (21,109)	$ (28,132)	$ (34,744)	$ (38,286)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,335	1,599	2,120	1,921
Loss on disposal of equipment	8	5	5	(15)
Non-cash interest expense	72	93	116	121
Share-based compensation	2,966	689	915	656
Change in fair value of derivative liability	556	96	104	67
Change in fair value of call right liability				(313)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,379)	228	435	112
Other long term assets	25	(26)	(56)	69
Accounts payable	194	(1,103)	(1,101)	992
Accrued expenses	(1,848)	401	509	999
Deferred rent			(44)	(2)
Settlement of derivative liability	(1,050)
Net cash provided by (used in) operating activities	(20,230)	(26,150)	(31,741)	(33,679)
Cash flows from investing activities:
Purchases of property and equipment	(23)	(281)	(466)	(2,020)
Proceeds from sale of equipment	55
Net cash provided by (used in) investing activities	32	(281)	(466)	(2,020)
Cash flows from financing activities:
Additional issuance costs from prior issuance of Series A4B preferred units				(7)
Proceeds from issuance of common units	60,482
Proceeds from issuance of Series A-5 preferred units				49,213
Issuance costs from issuance of common units	(6,319)
Issuance costs from Series A-5 preferred units				(129)
Repayment of borrowings under loan	(3,750)
Proceeds from borrowings under loan				15,000
Fees related to borrowings under loan				(46)
Net cash provided by financing activities	50,413			64,031
Net change in cash, cash equivalents and restricted cash	30,215	(26,431)	(32,207)	28,332
Cash, cash equivalents and restricted cash at beginning of period	25,566	57,773	57,773	29,441
Cash, cash equivalents and restricted cash at end of period	55,781	31,342	25,566	57,773
Supplemental disclosure of cash flow information
Cash paid for interest	686	$ 851	1,115	556
Supplemental disclosure of financing activities
Conversion of preferred units	129,870
Deferred offering costs included in accrued expenses	(116)		$ 3	105
Issuance of Class C common units associated with Series A-5 preferred units	$ 60,482
Class C Common Units
Cash flows from financing activities:
Proceeds from issuance of common units				720
Supplemental disclosure of financing activities
Issuance of Class C common units associated with Series A-5 preferred units				$ 720